INTANGIBLE ASSETS, NET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	R$ 649,650	R$ 749,762	R$ 761,739
ADDITIONS	10,695	(40,627)	31,156
DISPOSALS		(13,330)	(7,721)
WRITE-OFFS	(20,817)
TRANSFERS	74,087	114,005	62,654
CLASSIFICATION - HELD FOR SALE		(187,801)	(102,950)
Impairment	(58,574)	981	(10,558)
BALANCE ON ENDING PERIOD	655,041	649,650	749,762
Generation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	68,990	185,521	151,877
ADDITIONS	1,219	(11,109)	68,430
DISPOSALS			(44,150)
WRITE-OFFS	(12,220)	(2,673)
TRANSFERS	239,510	208,146	9,364
CLASSIFICATION - HELD FOR SALE		(96,067)
Impairment	5,736	(214,828)
BALANCE ON ENDING PERIOD	303,235	68,990	185,521
Generation | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	55,131	185,521	151,877
ADDITIONS	(867)	(24,456)	67,079
DISPOSALS			(43,909)
WRITE-OFFS	(2,819)	(2,673)
TRANSFERS	223,912	208,146	10,474
CLASSIFICATION - HELD FOR SALE		(96,067)
Impairment	5,736	(215,340)
BALANCE ON ENDING PERIOD	281,093	55,131	185,521
Generation | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	287,663	323,741	263,719
ADDITIONS	2,046	11,601	95,565
DISPOSALS			(46,635)
WRITE-OFFS	(2,819)	(2,673)
TRANSFERS	15,100	208,596	11,092
CLASSIFICATION - HELD FOR SALE		(253,602)
BALANCE ON ENDING PERIOD	301,990	287,663	323,741
Generation | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(17,056)	(138,524)	(112,000)
ADDITIONS	(2,913)	(36,774)	(29,250)
DISPOSALS			2,726
TRANSFERS	5,519
CLASSIFICATION - HELD FOR SALE		158,242
BALANCE ON ENDING PERIOD	(14,450)	(17,056)	(138,524)
Generation | In operation | Special Obligations Linked to the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(8)	432	286
ADDITIONS		717	764
TRANSFERS		(450)	(618)
CLASSIFICATION - HELD FOR SALE		(707)
BALANCE ON ENDING PERIOD	(8)	(8)	432
Generation | In operation | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(215,468)	(128)	(128)
TRANSFERS	203,293
Impairment	5,736	(215,340)
BALANCE ON ENDING PERIOD	(6,439)	(215,468)	(128)
Generation | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	13,859
ADDITIONS	2,086	13,347	1,351
DISPOSALS			(241)
WRITE-OFFS	(9,401)
TRANSFERS	15,598		(1,110)
Impairment		512
BALANCE ON ENDING PERIOD	22,142	13,859
Generation | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	32,585	19,238	28,189
ADDITIONS	2,086	13,347	1,351
DISPOSALS			(241)
WRITE-OFFS	(9,401)
TRANSFERS	(3,128)		(10,061)
BALANCE ON ENDING PERIOD	22,142	32,585	19,238
Generation | Ongoing | Special Obligations Linked to the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD			(8,951)
TRANSFERS			8,951
Generation | Ongoing | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(18,726)	(19,238)	(19,238)
TRANSFERS	18,726
Impairment		512
BALANCE ON ENDING PERIOD		(18,726)	(19,238)
Distribution
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		77,665	106,249
ADDITIONS		(104,237)	(241,977)
DISPOSALS			52,747
WRITE-OFFS		(1,713)
TRANSFERS		66,751	65,766
CLASSIFICATION - HELD FOR SALE		(38,466)	(79,476)
Impairment			174,356
BALANCE ON ENDING PERIOD			77,665
Distribution | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		77,030	12,332
ADDITIONS		(105,536)	(279,051)
DISPOSALS			52,446
TRANSFERS		66,972	164,815
CLASSIFICATION - HELD FOR SALE		(38,466)	(47,868)
Impairment			174,356
BALANCE ON ENDING PERIOD			77,030
Distribution | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		1,126,957	2,173,054
ADDITIONS		3	29,560
DISPOSALS			(22,797)
WRITE-OFFS		(1,397)
TRANSFERS		83,941	202,414
CLASSIFICATION - HELD FOR SALE		(1,209,504)	(1,255,274)
BALANCE ON ENDING PERIOD			1,126,957
Distribution | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		(1,026,715)	(1,889,459)
ADDITIONS		(134,443)	(299,991)
DISPOSALS			9,399
WRITE-OFFS		1,397
TRANSFERS			(17)
CLASSIFICATION - HELD FOR SALE		1,159,761	1,153,353
BALANCE ON ENDING PERIOD			(1,026,715)
Distribution | In operation | Special Obligations Linked to the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		(23,212)	(34,207)
ADDITIONS		28,904	(8,620)
DISPOSALS			65,844
TRANSFERS		(16,969)	(37,582)
CLASSIFICATION - HELD FOR SALE		11,277	(8,647)
BALANCE ON ENDING PERIOD			(23,212)
Distribution | In operation | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD			(237,056)
CLASSIFICATION - HELD FOR SALE			62,700
Impairment			174,356
Distribution | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		635	93,917
ADDITIONS		1,299	37,074
DISPOSALS			301
WRITE-OFFS		(1,713)
TRANSFERS		(221)	(99,049)
CLASSIFICATION - HELD FOR SALE			(31,608)
BALANCE ON ENDING PERIOD			635
Distribution | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		669	112,898
ADDITIONS		1,330	38,258
WRITE-OFFS		(1,713)
TRANSFERS		(287)	(122,682)
CLASSIFICATION - HELD FOR SALE		1	(27,806)
BALANCE ON ENDING PERIOD			669
Distribution | Ongoing | Special Obligations Linked to the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		(34)	(18,981)
ADDITIONS		(31)	(1,184)
DISPOSALS			301
TRANSFERS		66	23,633
CLASSIFICATION - HELD FOR SALE		(1)	(3,802)
BALANCE ON ENDING PERIOD			(34)
Transmission
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	15,929	83,837	83,837
ADDITIONS	30	51
WRITE-OFFS		(1,444)
TRANSFERS	(13,867)	(66,515)
BALANCE ON ENDING PERIOD	2,092	15,929	83,837
Transmission | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	14,628	82,536	82,536
WRITE-OFFS		(1,444)
TRANSFERS	(13,837)	(66,464)
BALANCE ON ENDING PERIOD	791	14,628	82,536
Transmission | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	9,108	87,544	87,544
WRITE-OFFS		(1,444)
TRANSFERS	(8,317)	(76,992)
BALANCE ON ENDING PERIOD	791	9,108	87,544
Transmission | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	5,520	(5,008)	(5,008)
TRANSFERS	(5,520)	10,528
BALANCE ON ENDING PERIOD		5,520	(5,008)
Transmission | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	1,301	1,301	1,301
ADDITIONS	30	51
TRANSFERS	(30)	(51)
BALANCE ON ENDING PERIOD	1,301	1,301	1,301
Transmission | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	1,301	1,301	1,301
ADDITIONS	30	51
TRANSFERS	(30)	(51)
BALANCE ON ENDING PERIOD	1,301	1,301	1,301
Management
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	564,731	402,739	419,776
ADDITIONS	9,446	74,668	204,703
DISPOSALS			(876)
WRITE-OFFS	(8,597)	19,160
TRANSFERS	(151,556)	(94,377)	(12,476)
CLASSIFICATION - HELD FOR SALE		(53,268)	(23,474)
Impairment	(64,310)	215,809	(184,914)
BALANCE ON ENDING PERIOD	349,714	564,731	402,739
Management | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	321,904	218,004	230,374
ADDITIONS	(56,994)	(35,525)	158,631
DISPOSALS			(24)
WRITE-OFFS		16,163
TRANSFERS	(104,807)	(56,288)	28,563
CLASSIFICATION - HELD FOR SALE		(36,259)	(14,626)
Impairment	(64,310)	215,809	(184,914)
BALANCE ON ENDING PERIOD	95,793	321,904	218,004
Management | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	948,962	1,030,135	850,572
ADDITIONS	5,662	36,214	216,122
DISPOSALS			(24)
WRITE-OFFS		13,283
TRANSFERS	98,727	(45,760)	23,901
CLASSIFICATION - HELD FOR SALE		(84,910)	(60,436)
BALANCE ON ENDING PERIOD	1,053,351	948,962	1,030,135
Management | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(578,614)	(547,878)	(540,859)
ADDITIONS	(62,656)	(71,739)	(57,491)
WRITE-OFFS		2,880
TRANSFERS		(10,528)	4,662
CLASSIFICATION - HELD FOR SALE		48,651	45,810
BALANCE ON ENDING PERIOD	(641,270)	(578,614)	(547,878)
Management | In operation | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(48,444)	(264,253)	(79,339)
TRANSFERS	(203,534)
Impairment	(64,310)	215,809	(184,914)
BALANCE ON ENDING PERIOD	(316,288)	(48,444)	(264,253)
Management | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	242,827	184,735	189,402
ADDITIONS	66,440	110,193	46,072
DISPOSALS			(852)
WRITE-OFFS	(8,597)	2,997
TRANSFERS	(46,749)	(38,089)	(41,039)
CLASSIFICATION - HELD FOR SALE		(17,009)	(8,848)
BALANCE ON ENDING PERIOD	253,921	242,827	184,735
Management | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	295,758	200,215	209,572
ADDITIONS	66,440	110,193	46,072
DISPOSALS			(852)
WRITE-OFFS	(8,597)
TRANSFERS	(46,749)	2,359	(41,039)
CLASSIFICATION - HELD FOR SALE		(17,009)	(13,538)
BALANCE ON ENDING PERIOD	306,852	295,758	200,215
Management | Ongoing | Others
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(52,931)	(15,480)	(20,170)
WRITE-OFFS		2,997
TRANSFERS		(40,448)
CLASSIFICATION - HELD FOR SALE			4,690
BALANCE ON ENDING PERIOD	R$ (52,931)	R$ (52,931)	R$ (15,480)